Investment Strategy	May 29, 2026
JNL/BLACKROCK GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Allocation Fund, after the last paragraph please add the following:

Jackson National Asset Management, LLC (“JNAM”) manages one private investment held by the Fund. As of the date of this prospectus, it is contemplated that the duration of JNAM’s involvement in managing the private investment will be for however long it takes the Fund to sell it.